Business Segments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income (Loss) from Continuing Operations before Income Taxes ("Pre-Tax Earnings") and Total Assets by Segment
Revenues	$ 1,404,527,000	$ 1,149,056,000	$ 1,162,431,000
Pre-tax earnings	187,129,000	149,966,000	232,805,000
Total assets	7,151,400,000	4,666,500,000	3,000,000,000
Market Making [Member]
Income (Loss) from Continuing Operations before Income Taxes ("Pre-Tax Earnings") and Total Assets by Segment
Revenues	704,500,000	549,100,000	558,300,000
Pre-tax earnings	256,100,000	209,900,000	197,800,000
Total assets	2,102,300,000	1,774,500,000	1,265,400,000
Institutional Sales and Trading [Member]
Income (Loss) from Continuing Operations before Income Taxes ("Pre-Tax Earnings") and Total Assets by Segment
Revenues	511,500,000	457,600,000	495,600,000
Pre-tax earnings	(44,400,000)	(19,500,000)	64,400,000
Total assets	3,091,900,000	1,117,900,000	437,100,000
Electronic Execution Services [Member]
Income (Loss) from Continuing Operations before Income Taxes ("Pre-Tax Earnings") and Total Assets by Segment
Revenues	167,900,000	138,200,000	102,000,000
Pre-tax earnings	49,500,000	37,400,000	18,400,000
Total assets	280,700,000	304,600,000	289,100,000
Corporate and Other [Member]
Income (Loss) from Continuing Operations before Income Taxes ("Pre-Tax Earnings") and Total Assets by Segment
Revenues	20,600,000	4,100,000	6,600,000
Pre-tax earnings	(74,100,000)	(77,900,000)	(47,900,000)
Total assets	$ 1,676,500,000	$ 1,469,500,000	$ 1,008,300,000